Filed pursuant to Rule 497(e)
File Nos. 333-182079 and 811-22712

PREMIER MULTI-SERIES VIT

Supplement Dated August 29, 2018 to the

Statement of Additional Information for Premier Multi-Series VIT,

Dated May 1, 2018

Disclosure Relating to All Series

Effective September 1, 2018, all references in the Statement of Additional Information to the mailing address of “330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105” are hereby deleted and replaced with the mailing address of “430 W. 7th Street, Ste. 219968, Kansas City, Missouri 64105-1407”.

Please retain this Supplement for future reference.